                                THE GALAXY FUND

                     GALAXY INSTITUTIONAL MONEY MARKET FUND
                  GALAXY INSTITUTIONAL PRIME MONEY MARKET FUND
               GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

                       SUPPLEMENT DATED FEBRUARY 28, 2003
  TO THE PROSPECTUSES FOR CLASS I SHARES, CLASS II SHARES AND CLASS III SHARES
                            DATED FEBRUARY 28, 2003

    As of the date of this Prospectus, Galaxy had not yet begun to offer for sale shares of the Institutional Prime Money Market Fund.

MMGALIN-SUP (2/28/03)

                                THE GALAXY FUND

                     GALAXY INSTITUTIONAL MONEY MARKET FUND
                  GALAXY INSTITUTIONAL PRIME MONEY MARKET FUND
               GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
                GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

                                CLASS II SHARES

                       SUPPLEMENT DATED FEBRUARY 28, 2003
                   TO THE PROSPECTUS DATED FEBRUARY 28, 2003

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS

    The Adviser is waiving an additional portion of its management fees beyond the waiver described in the Prospectus with respect to the Institutional Money Market Fund and Institutional Government Money Market Fund. The following information describes the effect of the fee waiver on the Funds' expenses.

1. GALAXY INSTITUTIONAL MONEY MARKET FUND

    On page 4, the Annual Fund operating expenses table is replaced in its entirety as follows:

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                 DISTRIBUTION                      TOTAL FUND
                                MANAGEMENT FEES  (12B-1) FEES  OTHER EXPENSES  OPERATING EXPENSES
                                ---------------  ------------  --------------  ------------------
Class II Shares...............         0.20%(1)       None           0.24%(1)          0.44%(1)

-------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.05%. The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class II Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be 0.19%. Total Fund operating expenses after these fee waivers are expected to be 0.24%. These fee waivers may be revised or discontinued at any time.

MMGALIN2-SUP (2/28/03)

2. GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

    On page 9, the Annual Fund operating expenses table is replaced in its entirety as follows:

   ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                 DISTRIBUTION                      TOTAL FUND
                                MANAGEMENT FEES  (12B-1) FEES  OTHER EXPENSES  OPERATING EXPENSES
                                ---------------  ------------  --------------  ------------------
Class II Shares...............         0.20%(1)       None           0.26%(1)          0.46%(1)

-------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.05%. The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class II Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be 0.21%. Total Fund operating expenses after these fee waivers are expected to be 0.26%. These fee waivers may be revised or discontinued at any time.

[GRAPHIC]

GALAXY CLASS II SHARES

THE GALAXY FUND

PROSPECTUS

FEBRUARY 28, 2003

GALAXY INSTITUTIONAL MONEY MARKET FUND

GALAXY INSTITUTIONAL PRIME MONEY MARKET FUND

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

CLASS II SHARES

ALTHOUGH THESE SECURITIES HAVE BEEN REGISTERED WITH THE SECURITIES AND EXCHANGE COMMISSION, THE COMMISSION HAS NOT APPROVED OR DISAPPROVED ANY SHARES OFFERED IN THIS PROSPECTUS OR DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

[GALAXY FUNDS LOGO]

       CONTENTS


  1    RISK/RETURN SUMMARY

  1    Introduction

  2    Galaxy Institutional Money Market Fund

  5    Galaxy Institutional Prime Money Market Fund

  7    Galaxy Institutional Government Money Market Fund

 10    Galaxy Institutional Treasury Money Market Fund

 13    Additional information about risk

 14    FUND MANAGEMENT

 15    HOW TO INVEST IN THE FUNDS

 15    Buying and selling shares

 15      HOW TO BUY SHARES

 16      HOW TO SELL SHARES

 16      OTHER TRANSACTION POLICIES

 16      SHAREHOLDER SERVICE FEES

 17    DIVIDENDS, DISTRIBUTIONS AND TAXES

 18    FINANCIAL HIGHLIGHTS

RISK/RETURN SUMMARY

INTRODUCTION

This prospectus describes the Galaxy Institutional Money Market
Fund, Galaxy Institutional Prime Money Market Fund, Galaxy Institutional Government Money Market Fund and Galaxy Institutional Treasury Money Market Fund. The Funds invest primarily in short-term debt obligations, commonly known as money market instruments, that are determined by the Funds' investment adviser to carry very little risk. Money market instruments purchased by the Funds must meet strict requirements as to investment quality, maturity and diversification. The Funds don't invest in securities with remaining maturities of more than 397 days (subject to certain exceptions) and the dollar-weighted average maturity of all securities held by a particular Fund must be 90 days or less. Each Fund tries to maintain its share price at $1.00 to protect your investment from loss.

On the following pages, you'll find important information about each Fund, including:

- the Fund's investment objective (sometimes called the Fund's goal) and the main investment strategies used by the Fund's investment adviser in trying to achieve that objective

-  the main risks associated with an investment in the Fund

- the past performance of the Fund measured on both a year-by-year and long-term basis

-  the fees and expenses that you will pay as an investor in the Fund.

THE FUNDS' INVESTMENT ADVISER
Fleet Investment Advisors Inc., which is referred to in this prospectus as the ADVISER, is the investment adviser for these Funds.

AN INVESTMENT IN THE FUNDS ISN'T A BANK DEPOSIT AND IT ISN'T INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUNDS SEEK TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT'S POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUNDS.

GALAXY CLASS II SHARES

GALAXY INSTITUTIONAL MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks to preserve the principal value of a shareholder's investment and to maintain a high degree of liquidity while providing current income.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily in high quality short-term debt obligations of U.S. and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities or by foreign governments and their political subdivisions and instrumentalities, taxable municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks, and in U.S. Government obligations.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND

While money market funds are considered to be among the safest of all investments, they are not risk free.

Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.

- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on November 5, 1997 as the Boston 1784 Institutional Prime Money Market Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares (formerly designated shares) of the Fund. Class II Shares of the Fund were first offered on March 1, 2001.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows the performance of Class II Shares of the Fund during the last calendar year.

[CHART]

2002       1.48%

BEST QUARTER
0.38% for the quarter ending September 30, 2002

WORST QUARTER
0.33% for the quarter ending December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Class II Shares of the Fund for the periods ended December 31, 2002.

                                                      SINCE
                                          1 YEAR  INCEPTION
------------------------------------------------------------------------
Class II Shares                            1.48%      2.38%  (3/1/01)
------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                              TOTAL FUND
                            MANAGEMENT      DISTRIBUTION           OTHER       OPERATING
                                  FEES      (12b-1) FEES        EXPENSES        EXPENSES
------------------------------------------------------------------------------------------
Class II Shares                 0.20%(1)            None          0.24%(1)        0.44%(1)
------------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class II Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be 0.19%. Total Fund operating expenses after these waivers are expected to be 0.29%. These fee waivers may be revised or discontinued at any time.

EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-  you invest $10,000 for the periods shown
-  you reinvest all dividends and distributions in the Fund
-  you sell all your shares at the end of the periods shown
-  your investment has a 5% return each year
-  the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                             1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------
Class II Shares              $   45      $   141    $   246      $    555
-------------------------------------------------------------------------

GALAXY INSTITUTIONAL PRIME MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks as high a level of current income as is consistent with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES
The Fund invests primarily in high quality short-term debt obligations of U.S. and foreign issuers, including, but not limited to, commercial paper, asset-backed commercial paper, notes and bonds issued by U.S. and foreign corporations, obligations issued by the U.S. Government and its agencies and instrumentalities or by foreign governments and their political subdivisions and instrumentalities, taxable municipal securities, obligations issued by U.S. and foreign banks, such as certificates of deposit, and repurchase agreements backed by such securities. The Fund may invest more than 25% of its total assets in money market instruments issued by U.S. and foreign banks, and in U.S. Government obligations.

The Fund will only buy a security if it has one of the two highest short-term ratings from at least two nationally recognized statistical rating organizations, or one such rating if only one organization has rated the security. If the security is not rated, it must be determined by the Adviser to be of comparable credit quality.

THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free.

Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although credit risk is very low because the Fund only invests in high quality obligations, if an issuer fails to pay interest or repay principal, the value of your investment could decline. With respect to municipal securities, the ability of a state or local government issuer to make payments can be affected by many factors, including economic conditions, the flow of tax revenues and changes in the level of federal, state or local aid.
- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
No performance information is presented because the Fund had not commenced operations prior to the date of this prospectus.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                       TOTAL FUND
                     MANAGEMENT      DISTRIBUTION           OTHER       OPERATING
                           FEES      (12b-1) FEES        EXPENSES        EXPENSES
---------------------------------------------------------------------------------
Class II Shares        0.20%(1)              None    0.27%(1),(2)        0.47%(1)
---------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class II Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be 0.22%. Total Fund operating expenses after these waivers are expected to be 0.32%. These fee waivers may be revised or discontinued at any time.
(2) Other expenses are based on estimated amounts for the current fiscal year.

EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                                   1 YEAR       3 YEARS
-----------------------------------------------------------------------
Class II Shares                                    $   48       $   151
-----------------------------------------------------------------------

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks current income with liquidity and stability of principal.

THE FUND'S MAIN INVESTMENT STRATEGIES
The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in U.S. Government obligations, including U.S. Treasury obligations and obligations of U.S. Government agencies and instrumentalities, and repurchase agreements backed by these obligations. The Fund may also invest in the obligations of foreign governments and their political subdivisions and instrumentalities.

THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free. Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although U.S. Government securities have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.
- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.
- FOREIGN INVESTMENTS - Foreign investments may be riskier than U.S. investments because of factors such as foreign government restrictions, incomplete financial information about the issuers of securities, and political or economic instability. Foreign securities may be more volatile and less liquid than U.S. securities.
- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

No performance information is presented for Class II Shares of the Fund because they were not offered prior to the date of this prospectus. The returns shown below are for Class I Shares of the Fund, which are offered in a separate prospectus. Class I Shares and Class II Shares should have returns that are substantially the same because they represent interests in the same portfolio of securities and differ only to the extent that they bear different expenses.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS
The bar chart shows how the performance of Class I Shares of the Fund has varied from year to year.

[CHART]

1994       3.92%
1995       5.58%
1996       5.06%
1997       5.11%
1998       5.30%
1999       5.00%
2000       6.27%
2001       3.99%
2002       1.53%

BEST QUARTER
1.61% for the quarter ending December 31, 2000

WORST QUARTER
0.32% for the quarter ending December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS
The table shows the average annual total returns for Class I Shares of the Fund for the periods ended December 31, 2002.

                                                          SINCE
                                  1 YEAR     5 YEARS  INCEPTION
---------------------------------------------------------------------------
Class I Shares                     1.53%       4.41%      4.51% (4/15/93)
---------------------------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                           TOTAL FUND
                         MANAGEMENT      DISTRIBUTION           OTHER       OPERATING
                               FEES      (12b-1) FEES        EXPENSES        EXPENSES
-------------------------------------------------------------------------------------
Class II Shares            0.20%(1)              None        0.26%(1)        0.46%(1)
-------------------------------------------------------------------------------------

(1) The Adviser is waiving a portion of the Management fees so that such fees are expected to be 0.10%. The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class II Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be 0.21%. Total Fund operating expenses after these waivers are expected to be 0.31%. These fee waivers may be revised or discontinued at any time.

EXAMPLE

This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                             1 YEAR      3 YEARS    5 YEARS      10 YEARS
-------------------------------------------------------------------------
Class II Shares              $   47      $   148    $   258      $    579
-------------------------------------------------------------------------

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND

THE FUND'S INVESTMENT OBJECTIVE
The Fund seeks to preserve the principal value of a shareholder's investment and maintain a high degree of liquidity while providing current income.

THE FUND'S MAIN INVESTMENT STRATEGIES

The Fund invests primarily (under normal circumstances at least 80% of its net assets plus any borrowings for investment purposes) in money market instruments issued by the U.S. Treasury, including bills, notes and bonds, and repurchase agreements secured by U.S. Treasury securities. The Fund also invests in U.S. Government agency obligations and repurchase agreements backed by such securities.

THE MAIN RISKS OF INVESTING IN THE FUND
While money market funds are considered to be among the safest of all investments, they are not risk free.

Here are the main risks associated with an investment in the Fund:

- INTEREST RATE RISK - The yield paid by the Fund will vary with changes in short-term interest rates.
- CREDIT RISK - Although U.S. Government securities, particularly U.S. Treasury securities, have historically involved little credit risk, if an issuer fails to pay interest or repay principal, the value of your investment could decline.

- REPURCHASE AGREEMENTS - Repurchase agreements, while backed by collateral, carry some risk that the other party may not fulfill its obligations under the agreement. This could cause the value of your investment to decline.

- SHARE PRICE - There's no guarantee the Fund will be able to preserve the value of your investment at $1.00 per share.
- SELECTION OF INVESTMENTS - The Adviser evaluates the risks and rewards presented by all securities purchased by the Fund and how they advance the Fund's investment objective. It's possible, however, that these evaluations will prove to be inaccurate.

HOW THE FUND HAS PERFORMED
The bar chart and table below show how the Fund has performed in the past and give some indication of the risk of investing in the Fund. Both assume that all dividends and distributions are reinvested in the Fund. How the Fund has performed in the past doesn't necessarily show how it will perform in the future.

The Fund began operations on June 14, 1993 as the Boston 1784 Institutional U.S. Treasury Money Market Fund, a separate portfolio (the Predecessor Fund) of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of Galaxy. Prior to the reorganization, the Predecessor Fund offered and sold a single class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares (formerly designated shares) of the Fund. Class II Shares of the Fund were first offered on March 1, 2001.

YEAR-BY-YEAR TOTAL RETURNS - CALENDAR YEARS

The bar chart shows the performance of Class II Shares of the Fund during the last calendar year.

[CHART]

2002    1.41%

BEST QUARTER
0.39% for the quarter ending March 31, 2002

WORST QUARTER
0.29% for the quarter ending December 31, 2002

AVERAGE ANNUAL TOTAL RETURNS

The table shows the average annual total returns for Class II Shares of the Fund for the periods ended December 31, 2002.

                                             SINCE
                                 1 YEAR  INCEPTION
-----------------------------------------------------------
Class II Shares                   1.41%     2.30% (3/1/01)
-----------------------------------------------------------

To obtain the Fund's current 7-day yield, please call 1-866-840-5469.

FEES AND EXPENSES OF THE FUND
The following table shows the fees and expenses you may pay when you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES (EXPENSES DEDUCTED FROM THE FUND'S ASSETS)

                                                                           TOTAL FUND
                         MANAGEMENT      DISTRIBUTION           OTHER       OPERATING
                               FEES      (12b-1) FEES        EXPENSES        EXPENSES
----------------------------------------------------------------------------------------
Class II Shares               0.20%              None        0.19%(1)           0.39%(1)
----------------------------------------------------------------------------------------

(1) The Fund may pay shareholder service fees (which are included in Other expenses) up to a maximum of 0.50% of the Fund's average daily net assets attributable to Class II Shares (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) but will limit such fees to an aggregate fee of not more than 0.15% during the current fiscal year. Affiliates of the Adviser are waiving a portion of the shareholder service fees so that Other expenses are expected to be 0.14%. Total Fund operating expenses after this waiver are expected to be 0.34%. This fee waiver may be revised or discontinued at any time.

EXAMPLE
This example helps you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes:

-   you invest $10,000 for the periods shown
-   you reinvest all dividends and distributions in the Fund
-   you sell all your shares at the end of the periods shown
-   your investment has a 5% return each year
-   the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower depending on the amount you invest and the Fund's actual rate of return, based on these assumptions your costs would be:

                                  1 YEAR      3 YEARS    5 YEARS      10 YEARS
------------------------------------------------------------------------------
Class II Shares                   $   40      $   125    $   219      $    493
------------------------------------------------------------------------------

ADDITIONAL INFORMATION ABOUT RISK

The main risks associated with an investment in each of the Funds have been described above. The following supplements that discussion.

TEMPORARY DEFENSIVE POSITIONS
Each Fund may temporarily hold up to 100% of its total assets in investments that are not part of its main investment strategy to try to avoid losses during unfavorable market conditions. These investments may include cash (which will not earn any income). This strategy could prevent a Fund from achieving its investment objective.

OTHER TYPES OF INVESTMENTS
This prospectus describes each Fund's main investment strategies and the particular types of securities in which each Fund mainly invests. Each Fund may, from time to time, pursue other investment strategies and make other types of investments in support of its overall investment goal. These supplemental investment strategies, which are not considered to be main investment strategies of the Funds - and the risks involved - are described in detail in the Statement of Additional Information (SAI), which is referred to on the back cover of this prospectus.

FUND MANAGEMENT

ADVISER

The Adviser, a wholly-owned subsidiary of Columbia Management Group, Inc. and an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, was established in 1984 and has its main office at 100 Federal Street, Boston, Massachusetts 02110. The Adviser also provides investment management and advisory services to individual and institutional clients and manages the other Galaxy investment portfolios. As of December 31, 2002, the Adviser and its affiliates managed over $143 billion in assets.

The Adviser, subject to the general supervision of Galaxy's Board of Trustees, manages each Fund in accordance with its investment objective and policies, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains related records.

The Adviser also serves as the Funds' administrator. Liberty Funds Distributor, Inc., an affiliate of the Adviser, serves as the Funds' distributor and Colonial Management Associates, Inc., also an affiliate of the Adviser, provides the Funds with certain pricing and bookkeeping services.

ALLOCATION OF ORDERS FOR PORTFOLIO SECURITIES
The Adviser may allocate orders for the purchase and sale of portfolio securities to certain financial institutions, including those that are affiliated with the Adviser or that have sold shares of the Funds, to the extent permitted by law or by order of the Securities and Exchange Commission. The Adviser will allocate orders to such institutions only if they believe that the quality of the transaction and the commission are comparable to what they would be with other qualified brokerage firms.

MANAGEMENT FEES

The management fees paid to the Adviser by the Funds during the last fiscal year are set forth below.

                                                           MANAGEMENT FEE
FUND                                         AS A % OF AVERAGE NET ASSETS
-------------------------------------------------------------------------
Institutional Money Market                                           0.16%
Institutional Government Money Market                                0.20%
Institutional Treasury Money Market                                  0.20%
-------------------------------------------------------------------------

The Adviser is entitled to receive management fees from the Institutional Prime Money Market Fund at the annual rate of 0.20% of the Fund's average daily net assets.

HOW TO INVEST IN THE FUNDS

BUYING AND SELLING SHARES

The price per share when you buy or sell your shares is based on a Fund's net asset value (NAV). The NAV per share is the value of a Fund's assets attributable to Class II Shares, minus the value of the Fund's liabilities attributable to Class II Shares, divided by the number of Class II Shares held by investors.

Class II Shares of the Funds are available for purchase by qualified financial institutions that are purchasing shares of the Funds on behalf of their customers. A qualified financial institution is a financial institution, such as a bank, savings and loan association or broker-dealer, including a financial institution affiliated with the Adviser, that has entered into a sales agreement and servicing agreement with respect to Class II Shares of the Funds.

You can buy and sell Class II Shares of the Funds on any business day. A business day is any day that the New York Stock Exchange, the Federal Reserve Bank of New York and the principal bond markets (as recommended by the Bond Market Association) are open. These entities are generally open every Monday through Friday, except national holidays. During certain emergency closings of the New York Stock Exchange, however, a Fund may open for business if it can maintain its operations. In this event, a Fund will determine its NAV per share at the times described below. To determine if a Fund is open for business on a day when there is an emergency closing of the New York Stock Exchange, please call Galaxy at 1-866-840-5469.

If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent by 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll receive that day's dividend) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) that day. If your order to buy shares of a Fund is received and accepted by Galaxy's transfer agent after 4:00 p.m. (Eastern time) on a business day, the price you pay will be the NAV per share next determined (and you'll begin receiving dividends the next day) if Galaxy's custodian receives the purchase price in immediately available funds by 5:00 p.m. (Eastern time) on the next business day. The price at which you sell shares of a Fund is the NAV per share next determined after receipt of your order.

NAV per share is determined at 4:00 p.m. (Eastern time) on each business day.

The Funds' assets are valued at amortized cost, which is approximately equal to market value.

HOW TO BUY SHARES
The minimum initial aggregate investment by a qualified financial institution purchasing shares on behalf of its customers is $2,000,000. There is no minimum investment requirement for additional purchases.

You can buy Class II Shares by following the procedures established by your qualified financial institution. Your qualified financial institution is responsible for sending your order to Galaxy's transfer agent and wiring payment to Galaxy's custodian. The qualified financial institution holds the shares in your name and receives all confirmations of purchases and sales.

You are encouraged to place purchase orders as early in the day as possible and to provide Galaxy with advance notice of large purchases. All purchases must be paid for by federal funds wire, provided, however, that former shareholders of the Boston 1784 Funds may continue to send payments through the Automated Clearing House System (ACH).

HOW TO SELL SHARES
You can sell Class II Shares by following the procedures established by your qualified financial institution. Your qualified financial institution is responsible for sending your order to Galaxy's transfer agent and crediting your account with the proceeds.

Galaxy doesn't charge for wiring the proceeds but your qualified financial institution may do so. Contact your qualified financial institution for more information.

OTHER TRANSACTION POLICIES
Galaxy may reject any order to buy shares by a particular purchaser (or group of related purchasers) that has a pattern of short-term or frequent trading or whose trading activity has been or may be disruptive to the management of a Fund.

Galaxy doesn't issue a certificate when you buy shares, but it does keep a record of shares issued to investors.

Sales proceeds are normally wired to your qualified financial institution on the next business day, but Galaxy reserves the right to send sales proceeds within seven days if sending proceeds earlier could adversely affect a Fund.

Galaxy may ask for any information it might reasonably need to make sure that you've authorized a sale of shares.

Galaxy usually requires that a qualified financial institution maintain an average account balance of $2,000,000. If the balance in the account falls below $2,000,000, Galaxy may require the qualified financial institution to sell all shares in the account. Galaxy reserves the right to vary or waive the minimum investment requirement.

SHAREHOLDER SERVICE FEES

Class II Shares of the Funds can pay shareholder service fees at an annual rate of up to 0.50% of each Fund's Class II Share assets (comprised of up to 0.25% for shareholder liaison services and up to 0.25% for shareholder administrative support services) to qualified financial institutions who provide certain services to their customers who own Class II Shares of the Funds. The Funds do not intend to pay more than 0.15% in shareholder service fees with respect to Class II Shares during the current fiscal year.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Each Fund declares dividends from net investment income daily and pays them monthly. Although the Funds do not expect to realize net long-term capital gains, any capital gains realized will be distributed at least annually. Dividends and distributions are paid in cash unless you indicate on the account application or in a letter to Galaxy that you want to have dividends and distributions reinvested in additional shares.

FEDERAL TAXES
Distributions by the Funds will generally be taxable to shareholders. Each Fund expects that all, or substantially all, of its distributions will consist of ordinary income. You will be subject to federal income tax on these distributions regardless of whether they are paid in cash or reinvested in additional shares. The one major exception to these tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable.

Taxable dividends paid to you in January may be taxable as if they had been paid the previous December. Each year you'll receive in the mail federal tax information on distributions paid by the Funds.

STATE AND LOCAL TAXES

Shareholders may also be subject to state and local taxes on distributions and redemptions. State income taxes may not apply, however, to the portions of a Fund's distributions, if any, that are attributable to interest on U.S. Government securities or on securities of a particular state or localities within a state.

MISCELLANEOUS
The foregoing is only a summary of certain tax considerations under current law, which may be subject to change in the future. You should consult your tax adviser for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

FINANCIAL HIGHLIGHTS

The financial highlights tables on the following pages with respect to the Institutional Money Market Fund and Institutional Treasury Money Market Fund will help you understand the financial performance for Class II Shares of each Fund for the periods since Class II Shares were first offered. Class II Shares of the Institutional Government Money Market Fund were not offered to investors prior to the date of this prospectus. The financial highlights table with respect to the Institutional Government Money Market Fund reflects the performance of the Fund's Class I Shares and is intended to provide you with a long term perspective as to the Fund's financial history. Certain information reflects the financial performance of a single Class I or Class II Share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in Class I Shares or Class II Shares of each Fund, assuming all dividends and distributions were reinvested. The information for the fiscal years or periods ended October 31, 2002, 2001, 2000 and 1999 has been audited by Ernst & Young LLP, independent auditors, whose report, along with the Funds' financial statements are included in the Funds' Annual Report dated October 31, 2002, and are incorporated by reference into the SAI. The information for the Institutional Government Money Market Fund for the fiscal year ended October 31, 1998 was audited by Galaxy's former auditors. The Annual Report and SAI are available free of charge upon request. No financial highlights are presented for the Institutional Prime Money Market Fund because the Fund had not commenced operations prior to the date of this prospectus.

GALAXY INSTITUTIONAL MONEY MARKET FUND
(For a share outstanding throughout the period)

                                                             YEAR ENDED      PERIOD ENDED
                                                             OCTOBER 31,      OCTOBER 31,
                                                                2002            2001(1)
                                                             -----------     ------------
                                                                   CLASS II SHARES
                                                             ----------------------------
Net asset value, beginning of period                         $     1.00        $    1.00
INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(2)                                        0.02             0.03
LESS DISTRIBUTIONS:
   Distributions from net investment income                       (0.02)           (0.03)
Net increase (decrease) in net asset value                            -                -
Net asset value, end of period                               $     1.00        $    1.00
                                                             ==========        =========
Total return                                                       1.61%            2.55%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)                          $   39,481        $      52
RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver            1.61%            4.18%(4)
   Operating expenses including reimbursement/waiver               0.37%            0.39%(4)
   Operating expenses excluding reimbursement/waiver               0.44%            0.40%(4)

(1) The Fund began offering Class II Shares on March 1, 2001.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class II Shares for the year ended October 31, 2002 and the period ended October 31, 2001 was $0.01 and $0.03, respectively.
(3) Not annualized.

(4) Annualized.

GALAXY INSTITUTIONAL GOVERNMENT MONEY MARKET FUND
(For a share outstanding throughout the period)

                                                                       YEARS ENDED OCTOBER 31,
                                              ---------------------------------------------------------------------------
                                                  2002           2001            2000            1999             1998
                                              -----------     -----------     -----------     -----------     -----------
                                                                        CLASS I SHARES
                                              ---------------------------------------------------------------------------
Net asset value, beginning of period          $      1.00     $      1.00     $      1.00     $      1.00     $      1.00

INCOME FROM INVESTMENT OPERATIONS:
   Net investment income(1)                          0.02            0.05            0.06            0.05            0.05

LESS DISTRIBUTIONS:
   Distributions from net investment income         (0.02)          (0.05)          (0.06)          (0.05)          (0.05)
Net increase (decrease) in net asset value              -               -               -               -               -
Net asset value, end of period                $      1.00     $      1.00     $      1.00     $      1.00     $      1.00
                                              ===========     ===========     ===========     ===========     ===========

Total return                                         1.71%           4.71%           6.09%           4.92%           5.32%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)           $   369,381     $   324,272     $   252,482     $   222,443     $   200,319

RATIOS TO AVERAGE NET ASSETS:
   Net investment income including
   reimbursement/waiver                              1.68%           4.55%           5.94%           4.82%           5.17%
   Operating expenses including
   reimbursement/waiver                              0.30%           0.27%           0.20%           0.20%           0.20%
   Operating expenses excluding
   reimbursement/waiver                              0.30%           0.34%           0.35%           0.38%           0.36%

(1) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the years ended October 31, 2002, 2001, 2000, 1999 and 1998 was $0.02, $0.05, $0.06, $0.05 and $0.05, respectively.

GALAXY INSTITUTIONAL TREASURY MONEY MARKET FUND
(For a share outstanding throughout the period)

                                                          YEAR ENDED     PERIOD ENDED
                                                          OCTOBER 31,     OCTOBER 31,
                                                             2002          2001(1)
                                                          -----------     -----------
                                                               CLASS II SHARES
                                                          ---------------------------
Net asset value, beginning of period                      $    1.00       $    1.00

INCOME FROM INVESTMENT OPERATIONS:
      Net investment income(2)                                 0.02            0.02

LESS DISTRIBUTIONS:
   Distributions from net investment income                   (0.02)          (0.02)
Net increase (decrease) in net asset value                        -               -
Net asset value, end of period                            $    1.00       $    1.00
                                                          =========       =========
Total return                                                   1.57%           2.48%(3)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (000s)                       $      53          $   52

RATIOS TO AVERAGE NET ASSETS:
   Net investment income including reimbursement/waiver        1.57%           4.34%(4)
   Operating expenses including reimbursement/waiver           0.39%           0.38%(4)
   Operating expenses excluding reimbursement/waiver           0.39%           0.39%(4)

(1) The Fund began offering Class II Shares on March 1, 2001.

(2) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class II Shares for the year ended October 31, 2002 and the period ended October 31, 2001 was $0.02 and $0.02, respectively.
(3) Not annualized.

(4) Annualized.

                       This page intentionally left blank

WHERE TO FIND MORE INFORMATION

You'll find more information about the Funds in the following documents:

ANNUAL AND SEMI-ANNUAL REPORTS
Galaxy's annual and semi-annual reports contain more information about each Fund.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains detailed information about the Funds and their policies. By law, it's incorporated by reference into (considered to be part of) this prospectus.

You can get a free copy of these documents, request other information about the Funds and make shareholder inquiries by calling Galaxy at 1-866-840-5469 or by writing to:

The Galaxy Fund
P.O. Box 6520
Providence, RI 02940-6520

If you buy your shares through a financial institution, you may contact your institution for more information.

You can write to the Securities and Exchange Commission (SEC) Public Reference Section and ask them to mail you information about the Funds, including the SAI. They'll charge you a fee for this service. You can also visit the SEC Public Reference Room and copy the documents while you're there. For information about the operation of the Public Reference Room, call the SEC.

Public Reference Section of the SEC
Washington, DC 20549-0102
1-202-942-8090

Reports and other information about the Funds are also available on the EDGAR Database on the SEC's Web site at http://www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request to the SEC's e-mail address at publicinfo@sec.gov.


Galaxy's Investment Company Act File No. is
811-4636.

PROGALINMM2 46542 (2/28/03) PKG50